Debt - Additional Information (Detail) - USD ($)			1 Months Ended
	Nov. 30, 2017	Oct. 30, 2015	May 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2016
Short-term Debt [Line Items]
Debt outstanding				$ 0	$ 0
Series C Convertible Preferred Stock [Member]
Short-term Debt [Line Items]
Borrowings face amount			$ 3,000,000
Covertible promissory notes accrued interest write off			$ 100,000
Shares issued on convertible promissory note			259,328
Warrant [Member]
Short-term Debt [Line Items]
Borrowings face amount		$ 1,000,000
Number of shares issued as warrant		7,114
Number of shares issued as warrant price per share		$ 2.11
Number of shares as warrant exercisable		2,038
Warrants and rights expiry date		Oct. 20, 2025
Warrants outstanding				2,038	2,038
Warrant [Member] | Amendment Two [Member]
Short-term Debt [Line Items]
Number of shares issued as warrant						23,692
Number of shares issued as warrant price per share						$ 4.28
Warrants and rights expiry date						Jun. 30, 2018
Warrant [Member] | Amendment One [Member]
Short-term Debt [Line Items]
Borrowings face amount						$ 2,000,000
Additional borrowings						3,000,000
Warrant [Member] | Amendment One [Member] | Maximum [Member]
Short-term Debt [Line Items]
Borrowings face amount						$ 5,000,000
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Borrowings face amount	$ 3,000,000
Debt instrument interest rate percentage	6.00%
Proceeds from conertible promissory note	$ 30,000,000
Debt instrument maturity date	Feb. 28, 2019